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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one):	[X] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-12164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	February 18, 2009
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	14

Form 13F Information Table Value Total: $164,048
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
APPLE INC              	  CL A      37833100      17,070        200,000    SH               SOLE        200,000
COMCAST CORP-CL A (NMS)   CL A      20030N101     20,357      1,206,000    SH               SOLE      1,206,000
EQUINIX INC[NMS]          COM       29444U502     39,893        750,000    SH               SOLE        750,000
GENERAL MOTORS CORP       COM       370442105        188            683    SH       Put     SOLE            683
GENPACT LTD (NYS)         COM       G3922B107     12,848      1,563,000    SH               SOLE      1,563,000
IHS INC                   CL A      451734107     13,097        350,000    SH               SOLE        350,000
LIBERTY ACQUISITION HLDGS UNIT      53015Y206     16,283      1,950,000    SH              SOLE       1,950,000
LIBERTY ACQUISITION
  HOLDINGS-ASE            COM       53015Y107       2,902       350,000    SH              SOLE         350,000
MASTERCARD INC            CL A      57636Q104       7,147        50,000    SH              SOLE          50,000
MFA MTG INVTS             COM       55272X102      12,966     2,201,300    SH              SOLE       2,201,300
RESEARCH IN MOTION        COM       760975102      15,339       378,000    SH              SOLE         378,000
SELECT SECTOR SPDR        SBI       81369Y605       3,117       247,000    SH              SOLE         247,000
SPDR S&P RETAIL ETF (US)  COM       78464A714       2,843       140,200    SH              SOLE         140,200